General and Administrative (Tables)	6 Months Ended
Jun. 30, 2022
General And Administrative
Schedule of General and Administrative Expense

	For the six months ended
	June 30, 2022	June 30, 2021
Salaries and compensation	$1,531,542	$721,908
Professional fees	340,070	167,429
Office	61,780	13,603
Filing and Transfer Fees	79,482	75,473
Advertising	296,582	-
Travel	15,121	-
Bank charges and other	9,973	52,390
	$2,334,550	$1,030,803